Schedule of Loans Payable (Details) - USD ($)		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Debt Disclosure [Abstract]
Loans payable		$ 58,000	[1]	$ 69,000	[1]	$ 33,000
Notes payable, current portion		(695,000)		(13,000)		(8,000)
Noncurrent portion		45,000		56,000		25,000
Unsecured promissory note – related party - past due	[2]	215,000
Unsecured promissory note and restricted shares (c)	[3]	1,162,000
Total notes payable		1,435,000		69,000
Less: debt discount		(695,000)		0
Total notes payable, less debt discount		740,000		69,000
Notes payable, net of current portion		$ 45,000		$ 56,000		$ 25,000

[1]	Automobile Loans
[2]	Unsecured Promissory Note – Related Party (Past Due)
[3]	Promissory Notes and Restricted Shares